Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of operating segments

	June 30, 2026
	Marine						Other	Less: Eliminations	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Revenue	372,625	746,794	21,668	31,416	50,182	1,222,685	888	—	1,223,573
Profit (loss) before income tax	539,424	156,698	5,739	6,122	10,872	718,855	16,344	—	735,199

(in thousands of USD)	June 30, 2026
Vessels	1,360,841	4,731,683	205,450	312,680	264,585	6,875,239	180	—	6,875,419
Assets under construction	35,887	241,505	10,608	62,401	175,597	525,998	6,662	—	532,660
Other non-current assets	63,667	190,641	—	—	12,008	266,316	234,474	—	500,790
Assets held for sale	194,819	25,166	—	—	—	219,985	—	—	219,985
Other current assets	190,488	1,109,959	966	12,115	52,834	1,366,362	199,242	(866,569)	699,035

Non-current liabilities	1,068,092	3,160,736	135,039	119,844	270,301	4,754,012	133,654	—	4,887,666
Current liabilities	344,246	355,125	16,606	254,420	197,187	1,167,584	518,214	(866,569)	819,229

	June 30, 2025 *
	Marine						Other	Less: Eliminations	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Revenue	263,184	292,397	21,571	23,357	21,461	621,970	882	—	622,852
Profit (loss) before income tax	149,565	(51,021)	5,064	1,600	(29,560)	75,648	(42,410)	2,391	35,629

(in thousands of USD)	December 31, 2025 *
Vessels	1,121,450	4,518,624	210,530	276,374	196,542	6,323,520	253	—	6,323,773
Assets under construction	191,167	319,806	5,147	62,112	160,065	738,297	1,076	—	739,373
Other non-current assets	64,066	186,162	—	—	14,416	264,644	165,228	—	429,872
Assets held for sale	292,965	70,132	—	—	—	363,097	—	—	363,097
Other current assets	166,033	972,093	1,375	9,229	46,152	1,194,882	1,038,580	(1,684,003)	549,459

Non-current liabilities	1,162,776	3,076,121	137,801	101,218	235,412	4,713,328	17,544	(9,434)	4,721,438
Current liabilities	1,565,032	367,514	19,649	239,687	154,276	2,346,158	389,227	(1,674,569)	1,060,816
* The comparative information has been restated to reflect the CODM's revised view of how performance is assessed across the Group.